COMMITMENTS AND CONTINGENCIES (Details) € in Millions, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 EUR (€) state	Dec. 31, 2015 USD ($) state	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Jul. 03, 2012 shares
COMMITMENTS AND CONTINGENCIES
Minimum contracts period which require minimum volume purchases	1 year	1 year
Minimum payments under purchase commitments		$ 0	$ 0	$ 7
Purchase commitments:
2016					$ 1,455
2017					876
2018					607
2019					338
2020					119
Thereafter					871
Total					4,266
Operating Leases
Rent expense		94	97	80
Sublease rentals		3	$ 3	$ 4
Future minimum payments
2016					87
2017					75
2018					70
2019					62
2020					57
Thereafter					202
Total					553
Minimum sublease rentals					2
Antitrust matters - Indirect action cases
LEGAL MATTERS
Accrued liability relating to the cases					0
Product Delivery Claim
LEGAL MATTERS
Accrued liability relating to the cases					0
Maximum amount of claims of customer	€ 153	167
Minimum threshold amount for insured liability		10
Aggregate amount of current claims	113	$ 123
Minimum range of possible loss | €	0
Maximum range of possible loss	€ 113				$ 123
State Antitrust Claims
LEGAL MATTERS
Number of states in which Plaintiffs have raised claims | state	15	15
Consumer Protection Claims
LEGAL MATTERS
Number of states in which Plaintiffs have raised claims | state	9	9
Unjust Enrichment Claims
LEGAL MATTERS
Number of states in which Plaintiffs have raised claims | state	16	16
Indemnification Matters
LEGAL MATTERS
Number of shares of common stock affected by the loss due to Banks' misrepresentations (in shares) | shares						19